Annual Total Returns [BarChart] - Great-West T Rowe Price Mid Cap Growth Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(1.69%)
2012	13.67%
2013	36.36%
2014	12.78%
2015	6.52%
2016	6.18%
2017	24.43%
2018	(2.33%)
2019	31.28%
2020	24.11%